GENERAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 10,589	$ 9,771	$ 8,826
Accumulated deficit	$ 63,301	$ 52,712